Leases - Operating leases (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 JPY (¥) building	Dec. 31, 2020 JPY (¥) building	Dec. 31, 2019 JPY (¥) building
Leases
Number of leased salons | building	235	213	220
Number of leased salons subleased | building	115	130	165
Operating lease costs:
Fixed lease cost	¥ 801,292	¥ 748,230	¥ 851,555
Variable lease cost	33,167	24,484	30,901
Short-term cost	38,876	11,669	10,979
Total	873,335	784,383	893,435
Sublease income, fixed lease	420,138	478,225	580,074
Sublease income, variable lease	¥ 17,838	¥ 14,146	¥ 27,606